Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Absatrct]
Schedule of Taxation Expense

12.1 Taxation expense

	2025	2024	2023
Current tax charge(1)	$6,978	$10,049	$4,260
Deferred tax charge	349	858	994
Taxation expense	$7,327	$10,907	$5,254

(1)      The current tax charge for 2025 incorporates a withholding tax credit amounting to $0.15 million

Schedule of Reconciliation of Tax Rate

12.2 Reconciliation of tax rate

	2025	2024	2023
Profit before taxation	$108,507	$14,495	$8,881
Taxation expense at statutory rate(1)	6,590	7,136	2,456
Nondeductible expenses:
Intermediary money transfer tax	126	158	70
Disallowed entertainment and staff welfare cost	9	50	14
Credit loss allowances on intergroup receivables	—	381	1,423
Loss on asset disposal	—	—	63
Remeasurement of financial guarantee	—	(522)	(92)
Penalties and interest	122	58	183
Death benefit	—	25	24
Stock obsolescence	—	43	—
Disallowed costs	—	41	—
Other	—	—	27
Withholding taxes on dividend	(153)	1,050	—
Deferred tax assets not recognized	633	2,487	792
Change in tax rate	—	—	294
Taxation expense	$7,327	$10,907	$5,254

(1)      The effective statutory rates are 25.75% for the How Mine, Redwing Mine, and Mazowe Mine entities, 19% for BMC entity, and 0% for Namib Minerals and Greenstone Corporation.

Schedule of Reconciliation of Current Tax Liabilities	Reconciliation of tax paid
	2025	2024
Reconciliation of current tax liabilities
Beginning balance, January 1	$8,990	$7,323
Current tax charge	6,978	8,999
Unrealized exchange loss(gain)	8	(684)
Penalties and Interest accrued	512	283
VAT refunds offset against current tax liabilities	(826)	(82)
Closing balance, December 31	(6,642)	(8,990)
Current tax paid	$9,020	$6,849
Withholding tax paid	1,371	901
Total tax paid	$10,391	$7,750

Schedule of Deferred Tax Lability

12.4 Deferred tax liability

	2025	2024
Property plant and equipment	$10,814	$10,262
Credit loss allowances	(586)	(580)
Provision for rehabilitation cost	(6,873)	(6,795)
Unrealized exchange gains	(2)	833
Leave pay provision	(369)	(370)
Death Benefit	(108)	—
Provision for stock obsolescence	(48)	—
Estimated tax losses	(12,336)	(11,145)
Deferred tax assets not recognized	18,074	16,012
Deferred tax liability	$8,566	$8,217
	2025	2024
Reconciliation of deferred tax liability
Beginning balance, January 1	$8,217	$7,359
Property plant and equipment	552	1,045
Credit loss allowances	(6)	(3)
Provision for rehabilitation cost	(78)	(1,469)
Unrealized exchange gains	(835)	(611)
Leave pay provision	1	(55)
Death Benefit	(108)	—
Provision for stock allowance	(48)	—
Estimated tax losses	(1,191)	(570)
Deferred tax assets not recognized	2,062	2,521
Ending balance, December 31	$8,566	$8,217

12.5 Unrecognized deferred tax assets

	2025	2024
Unrecognized deferred tax assets	$18,074	$16,012

12.6 Value of estimated tax losses available for set off against future taxable income

	2025	2024
Value of estimated tax losses	$47,907	$43,280